Other Matters (Details) (USD $)	0 Months Ended	1 Months Ended		12 Months Ended
	May 18, 2011	Aug. 31, 2010	Jun. 30, 2003	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 05, 2012	Aug. 12, 2010
Other Matters [Abstract]
Taxes, principally property taxes, included in operating expenses				$ 21,400,000	$ 15,600,000	$ 10,500,000
Supplemental cash flow information: [Abstract]
Interest paid, net of amount capitalized				36,378,000	60,123,000	53,352,000
Cash paid for income taxes				1,275,000	705,000	117,000
Supplemental schedule of non-cash investing and financing activity: [Abstract]
Mortgage notes payable transferred to purchaser				(254,095,000)	(215,285,000)	(8,666,000)
Mortgage note payable and interest payable transferred in deed in lieu of foreclosure				0	(8,601,000)	0
Mortgage loan issued to purchaser				0	0	(1,500,000)
Contingent consideration related to the contribution of the Management Company				0	18,000,000	0
Restricted Shares and Deferred Incentive Share Units Issued				(1,105,000)	1,110,000	1,949,000
Mortgage loan assumed in purchase				58,694,000	87,225,000	0
Shares issued in lieu of Director's fees				263,000	319,000	285,000
Operating partnership units converted to common stock				18,216,000	0	0
Stock Issued Pursuant to TPG Management Services Agreement				225,000	0	0
Rent Receivable and Other Assets [Abstract]
Rents and fees receivable				3,915,000	5,001,000
Allowance for doubtful accounts				(1,606,000)	(1,812,000)
Straight-line rent receivable				34,205,000	19,183,000
Other receivables				2,755,000	14,905,000
Lease costs (net of accumulated amortization of $28,049 and $21,087, respectively)				62,978,000	41,518,000
Loan costs (net of accumulated amortization of $4,067 and $2,688, respectively)				7,183,000	5,160,000
Escrow and other deposits				7,606,000	16,975,000
Prepaid items				3,612,000	4,581,000
Investments in other assets				3,500,000	3,500,000
Other assets				543,000	416,000
Rents receivable and other assets				124,691,000	109,427,000
Lease costs, accumulated amortization				28,049,000	21,087,000
Loan costs, accumulated amortization				4,067,000	2,688,000
Acquired Finite-Lived Intangible Assets [Line Items]
Goodwill-management company				0	26,173,000
Intangible assets, net				118,097,000	95,628,000
Office property payables: [Abstract]
Accrued expenses and accounts payable				13,111,000	14,240,000
Accrued property taxes				6,868,000	6,465,000
Prepaid rents				9,488,000	8,393,000
Deferred revenues				315,000	447,000
Security deposits				4,680,000	3,515,000
Below market lease value				27,745,000	9,009,000
Accumulated amortization-below market lease value				(5,355,000)	(3,966,000)
Capital lease obligations				57,000	57,000
Corporate payables				1,930,000	1,136,000
Contingent consideration				0	18,000,000
Deferred tax liability non-current				1,959,000	14,344,000
Deferred compensation plan liability				0	278,000
Dividends payable				0	2,711,000
Accrued payroll				2,980,000	1,985,000
Fair value of interest rate swaps				16,285,000	11,134,000
Interest payable				2,653,000	2,593,000
Accounts payable and other liabilities				82,716,000	90,341,000
Class of Stock [Line Items]
Series D preferred stock issued (in shares)	1,000,000	1,970,000	2,400,000	18,951,700	0	0
Yield rate (in hundredths)			8.00%		8.00%	8.50%
Series D preferred stock, share price (in dollars per share)					$ 25.00			$ 23.757
Proceeds from issuance of redeemable preferred stock			58,000,000		26,000,000
Series D preferred stock, shares outstanding (in shares)				5,421,296	5,421,296
Preferred stock, liquidation value per share (in dollars per share)				$ 25
Fair value of investment in company shares							200,000,000
Dividends, Common Stock, Cash				5,000,000
Preferred dividends paid				1,000,000
Transaction Costs on Equity Issuance				13,900,000
Preferred dividends declared per share (in dollars per share)				$ 2.00	$ 2.00	$ 2.00
Common Stock [Member]
Class of Stock [Line Items]
Number of shares agreed to be sold in agreement (in shares)				4,300,000			4,300,000
Fair value of investment in company shares				48,400,000			48,400,000
Shares Issued in Lieu of Director Fees				11,733
Series E Preferred Stock [Member]
Class of Stock [Line Items]
Number of shares agreed to be sold in agreement (in shares)				13,500,000			13,500,000
Series E Par Value							$ 0.001
Fair value of investment in company shares				151,600,000			151,600,000
Shares Issued in Lieu of Director Fees				6,666
Lease In Place Value [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross				117,383,000	65,213,000
Intangible assets, Accumulated amortization				(33,919,000)	(20,380,000)
Above Market Lease Value [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross				43,094,000	29,225,000
Intangible assets, Accumulated amortization				(10,544,000)	(4,603,000)
Other Intangibles [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross				3,000,000	0
Intangible assets, Accumulated amortization				$ (917,000)	$ 0